Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended		4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended				13 Months Ended		16 Months Ended	17 Months Ended	24 Months Ended		25 Months Ended	36 Months Ended		37 Months Ended	48 Months Ended		49 Months Ended	60 Months Ended		72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 25, 2025	Jun. 21, 2022	Jul. 31, 2021	Jul. 28, 2021	Jul. 31, 2016	Mar. 31, 2025	Jul. 31, 2022	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2017	Jul. 31, 2016	Mar. 31, 2026	Jul. 31, 2023	Jun. 30, 2026	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2018	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2019	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000226851
Account Value [Line Items]
Accumulated Value					$ 10,000								$ 9,460							$ 9,186			$ 8,445			$ 8,126			$ 7,283	$ 7,721	$ 7,558	$ 7,108	$ 6,821	$ 6,617
C000226852
Account Value [Line Items]
Accumulated Value					10,000								9,425							9,065			8,249			7,859			6,976	7,317	7,100	6,610	6,279	6,033
C000226849
Account Value [Line Items]
Accumulated Value					10,000								10,520							10,621			11,446			11,273			11,959	10,894	11,431	12,634	13,376	13,816
C000226850
Account Value [Line Items]
Accumulated Value					10,000								10,418							10,416			11,113			10,830			11,378	10,263	10,662	11,667	12,212	12,493
C000008397
Account Value [Line Items]
Accumulated Value					10,000								16,346							19,996			18,658			10,587			21,093	16,859	15,621	22,228	22,902	30,908
C000008398
Account Value [Line Items]
Accumulated Value					10,000								16,177							19,595			18,100			10,166			20,042	15,857	14,551	20,494	20,905	27,942
C000008368
Account Value [Line Items]
Accumulated Value					10,000								8,537							7,329			6,828			5,471			3,866	3,866	3,528	3,111	2,769	2,424
C000008369
Account Value [Line Items]
Accumulated Value					10,000								8,452							7,182			6,624			5,258			3,677	3,641	3,298	2,880	2,542	2,203
C000008429
Account Value [Line Items]
Accumulated Value					10,000								11,342							12,578			10,426			14,974			19,768	15,624	17,254	20,495	15,347	32,687
C000008430
Account Value [Line Items]
Accumulated Value					10,000								11,231							12,330			10,118			14,389			18,812	14,719	16,089	18,921	14,027	29,580
C000229022
Account Value [Line Items]
Accumulated Value			$ 9,880	$ 10,000								$ 5,596							$ 6,616			$ 13,444			$ 22,531			$ 11,653
C000008334
Account Value [Line Items]
Accumulated Value					10,000								11,372							12,981			13,760			15,093			20,229	18,937	20,993	25,186	28,569	33,541
C000008335
Account Value [Line Items]
Accumulated Value					10,000								11,259							12,726			13,355			14,500			19,245	17,837	19,586	23,268	26,126	30,371
C000008415
Account Value [Line Items]
Accumulated Value					10,000								11,837							11,910			15,201			17,643			29,119	15,858	20,266	27,099	36,266	35,402
C000008416
Account Value [Line Items]
Accumulated Value					10,000								11,722							11,677			14,754			16,952			27,703	14,936	18,906	25,027	33,156	32,093
C000008431
Account Value [Line Items]
Accumulated Value					10,000								11,778							15,056			17,082			19,896			27,785	18,983	22,444	24,059	29,235	29,956
C000008432
Account Value [Line Items]
Accumulated Value					10,000								11,661							14,756			16,577			19,114			26,432	17,877	20,928	22,207	26,724	27,122
C000008433
Account Value [Line Items]
Accumulated Value					10,000								10,777							10,576			11,147			12,783			19,822	18,764	16,465	16,991	17,283	18,722
C000008434
Account Value [Line Items]
Accumulated Value					10,000								10,672							10,368			10,821			12,286			18,862	17,682	15,363	15,693	15,803	16,948
C000251052
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 7,276		$ 9,827	$ 15,935	$ 11,203					$ 7,817		$ 5,833	$ 6,888
C000008435
Account Value [Line Items]
Accumulated Value					10,000								9,548							12,172			8,587			3,558			5,851	11,754	13,486	14,712	13,044	20,537
C000008436
Account Value [Line Items]
Accumulated Value					10,000								9,453							11,934			8,335			3,424			5,571	11,078	12,580	13,587	11,925	18,594
C000008338
Account Value [Line Items]
Accumulated Value					10,000								12,050							12,689			12,187			10,673			14,024	13,127	14,587	16,916	18,139	25,103
C000008339
Account Value [Line Items]
Accumulated Value					10,000								11,929							12,423			11,826			10,234			13,318	12,346	13,578	15,584	16,552	22,690
C000008427
Account Value [Line Items]
Accumulated Value					10,000								10,006							9,589			8,992			9,240			9,139	7,782	8,086	8,025	8,380	8,378
C000008428
Account Value [Line Items]
Accumulated Value					10,000								9,911							9,409			8,742			8,901			8,712	7,336	7,543	7,436	7,685	7,590
C000008437
Account Value [Line Items]
Accumulated Value					10,000								13,590							15,816			16,942			13,317			22,905	20,088	20,669	27,663	34,862	38,289
C000008438
Account Value [Line Items]
Accumulated Value					10,000								13,458							15,506			16,441			12,790			21,769	18,907	19,266	25,509	31,823	34,612
C000008439
Account Value [Line Items]
Accumulated Value					10,000								11,029							13,153			13,355			16,389			23,006	21,660	21,445	24,626	19,441	26,427
C000008440
Account Value [Line Items]
Accumulated Value					10,000								10,922							12,897			12,968			15,762			21,913	20,425	20,020	22,761	17,791	23,945
C000008441
Account Value [Line Items]
Accumulated Value					10,000								12,666							15,198			16,143			15,048			25,169	20,012	22,454	27,118	33,727	41,704
C000008442
Account Value [Line Items]
Accumulated Value					10,000								12,540							14,897			15,665			14,460			23,942	18,846	20,929	25,018	30,791	37,669
C000008399
Account Value [Line Items]
Accumulated Value					10,000								14,105							21,932			23,562			31,410			45,706	19,242	24,321	28,264	42,938	41,195
C000008400
Account Value [Line Items]
Accumulated Value					10,000								13,964							21,498			22,864			30,183			43,486	18,123	22,680	26,091	39,238	37,266
C000008360
Account Value [Line Items]
Accumulated Value					10,000								11,489							13,718			14,755			17,969			24,249	21,656	22,950	28,567	35,202	41,375
C000008361
Account Value [Line Items]
Accumulated Value					10,000								11,375							13,446			14,320			17,260			23,061	20,395	21,402	26,374	32,176	37,459
C000008358
Account Value [Line Items]
Accumulated Value					10,000								11,214							12,164			12,703			12,125			16,160	15,882	18,249	20,873	21,658	25,465
C000008359
Account Value [Line Items]
Accumulated Value					10,000								11,101							11,923			12,329			11,646			15,370	14,956	17,008	19,257	19,783	23,029
C000008419
Account Value [Line Items]
Accumulated Value					10,000								12,168							14,194			12,229			12,076			19,447	17,691	20,978	22,801	20,601	24,693
C000008420
Account Value [Line Items]
Accumulated Value					10,000								12,050							13,918			11,869			11,603			18,500	16,667	19,562	21,052	18,830	22,347
C000008364
Account Value [Line Items]
Accumulated Value					10,000								11,181							12,752			12,777			13,182			17,920	15,585	16,807	19,687	19,743	23,535
C000008365
Account Value [Line Items]
Accumulated Value					10,000								11,068							12,498			12,400			12,663			17,046	14,677	15,670	18,168	18,040	21,289
C000008352
Account Value [Line Items]
Accumulated Value					10,000								11,255							12,647			12,489			11,799			16,980	15,695	16,989	19,214	19,423	23,079
C000008353
Account Value [Line Items]
Accumulated Value					10,000								11,144							12,396			12,119			11,338			16,153	14,784	15,843	17,739	17,753	20,886
C000008362
Account Value [Line Items]
Accumulated Value					10,000								11,290							12,515			12,272			10,453			16,083	15,784	17,211	18,849	19,222	22,829
C000008363
Account Value [Line Items]
Accumulated Value					10,000								11,178							12,266			11,911			10,044			15,302	14,868	16,052	17,404	17,576	20,670
C000008356
Account Value [Line Items]
Accumulated Value					10,000								12,336							15,038			16,189			22,150			29,919	25,372	30,364	36,835	43,402	52,130
C000008357
Account Value [Line Items]
Accumulated Value					10,000								12,213							14,738			15,708			21,282			28,463	23,900	28,306	33,989	39,633	47,135
C000012315
Account Value [Line Items]
Accumulated Value					10,000								9,321							9,603			4,050			890			1,501	1,888	3,033	3,046	1,569	3,207
C000012316
Account Value [Line Items]
Accumulated Value					10,000								9,229							9,412			3,928			853			1,426	1,776	2,825	2,809	1,432	2,900
C000008401
Account Value [Line Items]
Accumulated Value					10,000								9,768							10,440			8,593			9,500			12,705	12,487	11,713	11,130	9,872	19,800
C000008402
Account Value [Line Items]
Accumulated Value					10,000								9,667							10,232			8,336			9,127			12,085	11,759	10,926	10,274	9,027	17,933
C000008403
Account Value [Line Items]
Accumulated Value					10,000								6,043							4,970			6,337			13,832			10,088	6,206	7,255	8,965	13,504	20,582
C000008404
Account Value [Line Items]
Accumulated Value					10,000								5,984							4,873			6,149			13,288			9,594	5,844	6,762	8,274	12,343	18,625
C000008405
Account Value [Line Items]
Accumulated Value					10,000								9,523							9,839			11,462			9,681			14,447	13,148	10,480	11,655	11,622	13,073
C000008406
Account Value [Line Items]
Accumulated Value					10,000								9,432							9,649			11,130			9,306			13,751	12,391	9,780	10,767	10,633	11,842
C000008421
Account Value [Line Items]
Accumulated Value					10,000								10,456							10,834			9,923			8,473			8,684	9,481	10,735	11,266	11,790	12,171
C000008422
Account Value [Line Items]
Accumulated Value					10,000								10,357							10,620			9,636			8,149			8,265	8,936	10,015	10,408	10,787	11,023
C000008423
Account Value [Line Items]
Accumulated Value					10,000								11,419							11,491			9,815			6,105			7,060	8,802	10,886	11,854	13,278	14,175
C000008424
Account Value [Line Items]
Accumulated Value					10,000								11,317							11,277			9,533			5,871			6,723	8,301	10,161	10,959	12,157	12,848
C000008425
Account Value [Line Items]
Accumulated Value					10,000								9,665							9,911			10,590			10,044			9,746	10,998	10,941	11,694	11,666	12,021
C000008426
Account Value [Line Items]
Accumulated Value					10,000								9,565							9,720			10,281			9,657			9,278	10,363	10,202	10,805	10,676	10,886
C000008407
Account Value [Line Items]
Accumulated Value					10,000								14,664							20,573			21,714			30,893			57,352	47,068	81,107	173,117	243,846	409,453
C000008408
Account Value [Line Items]
Accumulated Value					10,000								14,517							20,165			21,070			29,669			54,534	44,305	75,593	159,730	222,771	370,354
C000236592
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 8,264									$ 4,816					$ 1,853			$ 868			$ 1,409
C000008386
Account Value [Line Items]
Accumulated Value					10,000								9,675							7,825			9,351			11,192			6,572	3,518	2,994	2,867	3,003	2,164
C000008387
Account Value [Line Items]
Accumulated Value					10,000								9,579							7,668			9,078			10,770			6,266	3,323	2,798	2,651	2,776	1,989
C000008374
Account Value [Line Items]
Accumulated Value					10,000								7,835							6,216			5,570			3,491			2,387	2,474	2,028	1,736	1,472	1,231
C000008375
Account Value [Line Items]
Accumulated Value					10,000								7,760							6,095			5,413			3,360			2,276	2,328	1,892	1,604	1,348	1,116
C000012306
Account Value [Line Items]
Accumulated Value					10,000								11,457							12,190			9,358			4,171			4,257	5,009	4,030	3,318	2,274	1,345
C000012307
Account Value [Line Items]
Accumulated Value					10,000								11,345							11,953			9,084			4,011			4,044	4,706	3,758	3,067	2,083	1,219
C000008370
Account Value [Line Items]
Accumulated Value					10,000								9,847							9,324			8,226			7,307			5,227	5,169	5,833	5,500	5,501	5,084
C000008371
Account Value [Line Items]
Accumulated Value					10,000								9,744							9,135			7,986			7,024			4,976	4,865	5,433	5,072	4,982	4,385
C000008372
Account Value [Line Items]
Accumulated Value					10,000								8,159							6,766			6,990			6,145			3,735	3,988	3,712	3,361	3,436	2,616
C000008373
Account Value [Line Items]
Accumulated Value					10,000								8,079							6,631			6,781			5,899			3,547	3,741	3,455	3,096	3,156	2,380
C000008336
Account Value [Line Items]
Accumulated Value					10,000								11,648							14,356			13,418			12,961			19,007	16,721	17,119	19,902	18,724	23,963
C000008337
Account Value [Line Items]
Accumulated Value					10,000								11,527							14,065			13,015			12,448			18,070	15,741	15,959	18,369	17,109	21,674
C000008354
Account Value [Line Items]
Accumulated Value					10,000								11,565							13,432			12,608			11,624			17,308	14,500	15,311	17,146	16,444	21,621
C000008355
Account Value [Line Items]
Accumulated Value					10,000								11,453							13,177			12,249			11,178			16,479	13,670	14,291	15,845	15,037	19,575
C000008366
Account Value [Line Items]
Accumulated Value					10,000								11,449							13,580			12,228			10,082			16,400	15,753	16,364	17,621	16,316	21,878
C000008367
Account Value [Line Items]
Accumulated Value					10,000								11,334							13,312			11,870			9,689			15,608	14,843	15,263	16,267	14,911	19,795
C000008409
Account Value [Line Items]
Accumulated Value					10,000								14,188							19,673			22,958			35,013			59,244	45,797	58,951	76,357	94,006	137,550
C000008410
Account Value [Line Items]
Accumulated Value					10,000								14,048							19,283			22,277			33,631			56,356	43,123	54,960	70,461	85,880	124,365
C000008376
Account Value [Line Items]
Accumulated Value					10,000								7,312							5,305			4,463			2,535			1,251	1,209	951	708	532	394
C000008377
Account Value [Line Items]
Accumulated Value					10,000								7,243							5,203			4,333			2,434			1,191	1,138	893	658	490	362
C000008340
Account Value [Line Items]
Accumulated Value					10,000								12,984							16,599			18,016			19,184			34,040	28,949	33,454	45,556	55,160	72,789
C000008341
Account Value [Line Items]
Accumulated Value					10,000								12,854							16,270			17,484			18,427			32,373	27,259	31,187	42,046	50,354	65,785
C000057897
Account Value [Line Items]
Accumulated Value					10,000								17,809							19,443			12,481			18,933			12,907	3,752	3,910	2,207	2,933	2,178
C000057898
Account Value [Line Items]
Accumulated Value					10,000								17,633							19,060			12,103			18,173			12,269	3,538	3,642	2,034	2,679	1,970
C000008346
Account Value [Line Items]
Accumulated Value					10,000								14,265							18,961			20,661			17,531			30,430	26,453	29,590	37,269	40,640	54,884
C000008347
Account Value [Line Items]
Accumulated Value					10,000								14,129							18,594			20,058			16,859			28,972	24,934	27,615	34,441	37,183	49,716
C000024060
Account Value [Line Items]
Accumulated Value					10,000								15,707							16,095			13,247			15,974			20,451	10,727	12,659	12,718	17,260	22,123
C000024061
Account Value [Line Items]
Accumulated Value					10,000								15,568							15,790			12,861			15,358			19,471	10,113	11,808	11,752	15,799	20,054
C000024071
Account Value [Line Items]
Accumulated Value					10,000								13,266							13,957			12,087			10,209			16,493	11,412	13,662	15,213	17,052	23,979
C000024072
Account Value [Line Items]
Accumulated Value					10,000								13,145							13,685			11,737			9,814			15,725	10,767	12,782	14,056	15,616	21,749
C000008350
Account Value [Line Items]
Accumulated Value					10,000								14,512							18,291			16,325			15,534			23,700	23,689	34,093	46,916	49,620	111,757
C000008351
Account Value [Line Items]
Accumulated Value					10,000								14,379							17,948			15,861			14,942			22,575	22,341	31,840	43,403	45,453	101,454
C000034818
Account Value [Line Items]
Accumulated Value					10,000								13,464							12,628			12,185			4,110			7,430	6,059	8,767	6,891	7,583	15,081
C000034819
Account Value [Line Items]
Accumulated Value					10,000								13,324							12,374			11,816			3,948			7,065	5,700	8,186	6,376	6,914	13,586
C000008342
Account Value [Line Items]
Accumulated Value					10,000								12,623							15,621			14,743			11,169			22,723	18,730	20,494	24,654	23,352	31,314
C000008343
Account Value [Line Items]
Accumulated Value					10,000								12,503							15,320			14,307			10,732			21,621	17,642	19,112	22,771	21,348	28,338
C000008348
Account Value [Line Items]
Accumulated Value					10,000								15,145							21,824			23,879			40,026			70,645	48,102	63,778	88,036	112,539	152,828
C000008349
Account Value [Line Items]
Accumulated Value					10,000								14,994							21,389			23,170			38,451			67,205	45,299	59,453	81,250	102,835	138,331
C000057903
Account Value [Line Items]
Accumulated Value					10,000								4,815							3,627			4,192			1,798			1,591	1,130	487	654	267	275
C000057904
Account Value [Line Items]
Accumulated Value					10,000								4,768							3,556			4,069			1,728			1,512	1,065	458	608	246	251
C000008382
Account Value [Line Items]
Accumulated Value					10,000								6,640							4,571			3,837			2,563			1,308	1,303	1,093	892	746	539
C000008383
Account Value [Line Items]
Accumulated Value					10,000								6,567							4,477			3,719			2,458			1,243	1,226	1,021	825	683	488
C000024074
Account Value [Line Items]
Accumulated Value					10,000								5,567							4,714			4,850			2,540			1,492	1,861	1,262	1,157	716	467
C000024075
Account Value [Line Items]
Accumulated Value					10,000								5,516							4,628			4,712			2,446			1,421	1,755	1,179	1,069	654	421
C000024083
Account Value [Line Items]
Accumulated Value					10,000								6,859							5,955			6,250			4,895			2,604	3,085	2,297	2,039	1,656	1,079
C000024084
Account Value [Line Items]
Accumulated Value					10,000								6,792							5,843			6,070			4,706			2,479	2,908	2,143	1,880	1,513	984
C000024080
Account Value [Line Items]
Accumulated Value					10,000								6,248							4,336			4,281			2,942			1,659	1,347	896	642	515	175
C000024081
Account Value [Line Items]
Accumulated Value					10,000								6,184							4,247			4,151			2,828			1,577	1,266	833	591	491	165
C000034786
Account Value [Line Items]
Accumulated Value					10,000								5,405							4,725			3,740			3,748			1,391	1,243	675	787	615	261
C000034787
Account Value [Line Items]
Accumulated Value					10,000								5,348							4,625			3,623			3,592			1,321	1,169	628	726	564	237
C000008378
Account Value [Line Items]
Accumulated Value					10,000								7,308							5,455			5,216			3,480			1,417	1,354	1,074	862	810	567
C000008379
Account Value [Line Items]
Accumulated Value					10,000								7,252							5,367			5,077			3,355			1,355	1,284	1,006	799	747	521
C000008384
Account Value [Line Items]
Accumulated Value					10,000								6,108							3,744			2,904			1,022			451	454	278	192	124	81
C000008385
Account Value [Line Items]
Accumulated Value					10,000								6,053							3,678			2,827			987			430	428	260	178	113	74
C000008380
Account Value [Line Items]
Accumulated Value					10,000								6,622							4,505			4,650			3,048			1,101	1,221	985	765	727	398
C000008381
Account Value [Line Items]
Accumulated Value					10,000								6,554							4,417			4,512			2,930			1,049	1,151	916	704	663	365
C000008344
Account Value [Line Items]
Accumulated Value					10,000								13,373							17,729			14,956			10,790			23,113	15,508	16,063	18,704	16,206	26,427
C000008345
Account Value [Line Items]
Accumulated Value					10,000								13,243							17,367			14,507			10,362			21,975	14,601	14,970	17,259	14,811	23,921
C000008417
Account Value [Line Items]
Accumulated Value					10,000								8,418							8,168			9,519			13,657			10,998	8,055	6,422	6,053	5,506	5,293
C000008418
Account Value [Line Items]
Accumulated Value					10,000								8,331							8,002			9,227			13,112			10,452	7,578	5,977	5,584	5,032	4,791
C000008413
Account Value [Line Items]
Accumulated Value					10,000								10,632							10,856			12,951			12,530			14,391	17,231	14,775	16,556	21,001	21,841
C000008414
Account Value [Line Items]
Accumulated Value					10,000								10,524							10,638			12,574			12,059			13,720	16,264	13,806	15,321	19,236	19,813
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000								9,949							9,869			10,666			11,746			11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000								9,949							9,869			10,666			11,746			11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000								9,949							9,869			10,666			11,746			11,664	10,600	10,243	10,766	11,130	11,431
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000								9,949							9,869			10,666			11,746			11,664	10,600	10,243	10,766	11,130	11,431
S&P Banks Select Industry Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Banks Select Industry Index
Accumulated Value					10,000								13,881							15,742			14,987			10,700			17,598	17,774	15,888	21,134	22,678	28,891
S&P Banks Select Industry Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Banks Select Industry Index
Accumulated Value					10,000								13,881							15,742			14,987			10,700			17,598	17,774	15,888	21,134	22,678	28,891
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Biotechnology Select Industry Index
Accumulated Value					10,000								12,624							15,400			13,885			17,699			20,065	13,201	13,720	16,201	14,043	24,259
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Biotechnology Select Industry Index
Accumulated Value					10,000								12,624							15,400			13,885			17,699			20,065	13,201	13,720	16,201	14,043	24,259
Bloomberg Bitcoin Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Bitcoin Index
Accumulated Value			$ 10,165	$ 10,000								$ 5,967							$ 7,293			$ 16,326			$ 29,199			$ 15,729
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P Communication Services Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Communication Services Select Sector Index
Accumulated Value					10,000								12,388							13,810			14,635			16,920			24,212	16,715	20,593	25,989	32,917	33,559
S&P Communication Services Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Communication Services Select Sector Index
Accumulated Value					10,000								12,388							13,810			14,635			16,920			24,212	16,715	20,593	25,989	32,917	33,559
S&P Consumer Discretionary Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Consumer Discretionary Select Sector Index
Accumulated Value					10,000								11,390							14,067			15,502			17,839			23,697	21,546	23,235	25,304	30,174	31,898
S&P Consumer Discretionary Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Consumer Discretionary Select Sector Index
Accumulated Value					10,000								11,390							14,067			15,502			17,839			23,697	21,546	23,235	25,304	30,174	31,898
S&P Consumer Staples Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Consumer Staples Select Sector Index
Accumulated Value					10,000								10,399							10,355			11,854			12,861			15,070	16,128	16,838	17,836	18,756	20,564
S&P Consumer Staples Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Consumer Staples Select Sector Index
Accumulated Value					10,000								10,399							10,355			11,854			12,861			15,070	16,128	16,838	17,836	18,756	20,564
Bloomberg Ethereum Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Ethereum Index
Accumulated Value	$ 10,000					$ 7,340		$ 10,084	$ 16,673	$ 11,907					$ 8,400		$ 6,327	$ 7,486
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Energy Select Sector Index
Accumulated Value					10,000								10,137							12,150			10,210			6,370			9,199	15,306	17,793	19,613	18,968	26,731
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Energy Select Sector Index
Accumulated Value					10,000								10,137							12,150			10,210			6,370			9,199	15,306	17,793	19,613	18,968	26,731
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name											ProFunds Europe 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value					10,000								11,831							12,193			11,200			9,884			12,913	11,984	13,064	14,669	15,619	21,455
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name											ProFunds Europe 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value					10,000								11,831							12,193			11,200			9,884			12,913	11,984	13,064	14,669	15,619	21,455
ICE US DOLLAR INDEX
Account Value [Line Items]
Line Graph and Table Measure Name											ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Accumulated Value					10,000								9,715							9,894			10,316			9,778			9,636	11,074	10,659	10,885	10,462	10,454
ICE US DOLLAR INDEX
Account Value [Line Items]
Line Graph and Table Measure Name											ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Accumulated Value					10,000								9,715							9,894			10,316			9,778			9,636	11,074	10,659	10,885	10,462	10,454
S&P Financial Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Financial Select Sector Index
Accumulated Value					10,000								13,299							15,090			15,612			13,612			21,127	19,865	21,273	26,828	32,606	36,036
S&P Financial Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Financial Select Sector Index
Accumulated Value					10,000								13,299							15,090			15,612			13,612			21,127	19,865	21,273	26,828	32,606	36,036
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Health Care Select Sector Index
Accumulated Value					10,000								10,800							12,238			12,763			15,158			19,301	19,652	20,246	22,976	20,375	25,860
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Health Care Select Sector Index
Accumulated Value					10,000								10,800							12,238			12,763			15,158			19,301	19,652	20,246	22,976	20,375	25,860
S&P Industrial Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Industrials Select Sector Index
Accumulated Value					10,000								12,026							13,804			14,299			13,484			19,745	18,555	21,824	25,701	31,015	37,173
S&P Industrial Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Industrials Select Sector Index
Accumulated Value					10,000								12,026							13,804			14,299			13,484			19,745	18,555	21,824	25,701	31,015	37,173
Dow Jones Internet Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Internet Composite Index
Accumulated Value					10,000								12,821							17,655			19,181			24,277			32,071	18,915	23,281	26,783	37,040	37,357
Dow Jones Internet Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones Internet Composite Index
Accumulated Value					10,000								12,821							17,655			19,181			24,277			32,071	18,915	23,281	26,783	37,040	37,357
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,697							14,225			15,584			19,409			26,615	24,185	26,120	33,153	41,650	49,737
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,697							14,225			15,584			19,409			26,615	24,185	26,120	33,153	41,650	49,737
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000								11,434							12,626			13,419			13,054			17,711	17,706	20,744	24,225	25,579	30,621
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000								11,434							12,626			13,419			13,054			17,711	17,706	20,744	24,225	25,579	30,621
S&P Materials Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Materials Select Sector Index
Accumulated Value					10,000								11,452							12,743			12,740			13,491			19,105	18,143	20,350	22,336	21,711	25,418
S&P Materials Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Materials Select Sector Index
Accumulated Value					10,000								11,452							12,743			12,740			13,491			19,105	18,143	20,350	22,336	21,711	25,418
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,371							13,231			13,471			14,195			19,641	17,430	19,139	22,834	23,345	28,291
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,371							13,231			13,471			14,195			19,641	17,430	19,139	22,834	23,345	28,291
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,469							13,131			13,235			12,767			18,765	17,695	19,549	22,560	23,299	28,174
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,469							13,131			13,235			12,767			18,765	17,695	19,549	22,560	23,299	28,174
S&P MidCap 400 Value TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000								11,491							12,927			12,896			11,169			17,518	17,509	19,427	21,636	22,571	27,259
S&P MidCap 400 Value TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000								11,491							12,927			12,896			11,169			17,518	17,509	19,427	21,636	22,571	27,259
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
S&P Oil & Gas Equipment & Services Select Industry Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Oil & Gas Equipment & Services Select Industry Index
Accumulated Value					10,000								8,739							9,910			5,421			2,055			3,253	3,960	5,894	6,219	4,309	7,311
S&P Oil & Gas Equipment & Services Select Industry Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Oil & Gas Equipment & Services Select Industry Index
Accumulated Value					10,000								8,739							9,910			5,421			2,055			3,253	3,960	5,894	6,219	4,309	7,311
S&P Pharmaceuticals Select Industry Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Pharmaceuticals Select Industry Index
Accumulated Value					10,000								9,457							10,261			8,455			9,573			11,404	9,817	10,127	10,170	9,793	16,242
S&P Pharmaceuticals Select Industry Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Pharmaceuticals Select Industry Index
Accumulated Value					10,000								9,457							10,261			8,455			9,573			11,404	9,817	10,127	10,170	9,793	16,242
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name														Dow Jones Precious Metals℠ Index
Accumulated Value					10,000								7,538							6,824			8,358			15,101			12,809	9,709	11,428	13,921	19,435	27,985
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name														Dow Jones Precious Metals℠ Index
Accumulated Value					10,000								7,538							6,824			8,358			15,101			12,809	9,709	11,428	13,921	19,435	27,985
S&P Real Estate Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Real Estate Select Sector Index
Accumulated Value					10,000								9,792							10,273			12,077			12,096			16,064	15,801	14,132	15,803	16,443	18,516
S&P Real Estate Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Real Estate Select Sector Index
Accumulated Value					10,000								9,792							10,273			12,077			12,096			16,064	15,801	14,132	15,803	16,443	18,516
S&P U.S. Treasury Bond Current 10-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. Treasury Bond Current 10-Year Total Return Index
Accumulated Value					10,000								9,429							9,092			10,101			11,671			11,095	9,951	9,225	9,504	9,666	9,837
S&P U.S. Treasury Bond Current 10-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. Treasury Bond Current 10-Year Total Return Index
Accumulated Value					10,000								9,429							9,092			10,101			11,671			11,095	9,951	9,225	9,504	9,666	9,837
S&P U.S. Treasury Bond Current 30-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Accumulated Value					10,000								8,790							8,705			9,989			13,665			11,634	9,213	7,892	7,743	7,378	7,316
S&P U.S. Treasury Bond Current 30-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Accumulated Value					10,000								8,790							8,705			9,989			13,665			11,634	9,213	7,892	7,743	7,378	7,316
ICE US DOLLAR INDEX
Account Value [Line Items]
Line Graph and Table Measure Name											ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Accumulated Value					10,000								9,715							9,894			10,316			9,778			9,636	11,074	10,659	10,885	10,462	10,454
ICE US DOLLAR INDEX
Account Value [Line Items]
Line Graph and Table Measure Name											ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Accumulated Value					10,000								9,715							9,894			10,316			9,778			9,636	11,074	10,659	10,885	10,462	10,454
Dow Jones U.S. Semiconductors Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Dow Jones U.S. Semiconductors℠ Index
Accumulated Value					10,000								13,206							17,092			18,477			25,086			39,335	36,424	55,601	98,194	134,096	201,387
Dow Jones U.S. Semiconductors Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name														Dow Jones U.S. Semiconductors℠ Index
Accumulated Value					10,000								13,206							17,092			18,477			25,086			39,335	36,424	55,601	98,194	134,096	201,387
Bloomberg Bitcoin Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Bitcoin Index
Accumulated Value		$ 10,000					$ 11,404									$ 13,936					$ 31,199			$ 55,799			$ 30,058
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Energy Select Sector Index
Accumulated Value					10,000								10,137							12,150			10,210			6,370			9,199	15,306	17,793	19,613	18,968	26,731
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Energy Select Sector Index
Accumulated Value					10,000								10,137							12,150			10,210			6,370			9,199	15,306	17,793	19,613	18,968	26,731
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name														Dow Jones Precious Metals℠ Index
Accumulated Value					10,000								7,538							6,824			8,358			15,101			12,809	9,709	11,428	13,921	19,435	27,985
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name														Dow Jones Precious Metals℠ Index
Accumulated Value					10,000								7,538							6,824			8,358			15,101			12,809	9,709	11,428	13,921	19,435	27,985
S&P Real Estate Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Real Estate Select Sector Index
Accumulated Value					10,000								9,792							10,273			12,077			12,096			16,064	15,801	14,132	15,803	16,443	18,516
S&P Real Estate Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Real Estate Select Sector Index
Accumulated Value					10,000								9,792							10,273			12,077			12,096			16,064	15,801	14,132	15,803	16,443	18,516
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
S&P SmallCap 600 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,849							14,874			14,159			13,935			20,778	18,661	19,421	22,974	22,022	28,724
S&P SmallCap 600 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value					10,000								11,849							14,874			14,159			13,935			20,778	18,661	19,421	22,974	22,022	28,724
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
S&P SmallCap 600 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000								11,660							14,076			12,883			10,781			17,839	17,436	18,528	20,342	19,234	26,382
S&P SmallCap 600 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value					10,000								11,660							14,076			12,883			10,781			17,839	17,436	18,528	20,342	19,234	26,382
S&P Technology Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Technology Select Sector Index
Accumulated Value					10,000								12,542							15,803			18,295			25,413			35,650	33,820	42,272	52,307	63,246	84,974
S&P Technology Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Technology Select Sector Index
Accumulated Value					10,000								12,542							15,803			18,295			25,413			35,650	33,820	42,272	52,307	63,246	84,974
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,604							13,489			14,566			16,308			22,251	21,219	23,980	29,292	34,076	40,742
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P China Select ADR Index (USD)
Accumulated Value					10,000								13,735							14,924			12,663			16,661			14,673	9,368	10,954	8,897	11,480	10,557
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P China Select ADR Index (USD)
Accumulated Value					10,000								13,735							14,924			12,663			16,661			14,673	9,368	10,954	8,897	11,480	10,557
DJ Industrial Average - Total Return
Account Value [Line Items]
Accumulated Value					10,000								12,181							14,465			15,654			15,783			21,275	20,395	22,561	26,446	29,076	35,156
DJ Industrial Average - Total Return
Account Value [Line Items]
Accumulated Value					10,000								12,181							14,465			15,654			15,783			21,275	20,395	22,561	26,446	29,076	35,156
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Emerging 50 ADR Index (USD)
Accumulated Value					10,000								12,861							13,456			12,749			15,002			17,673	13,596	15,737	16,643	20,691	24,796
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Emerging 50 ADR Index (USD)
Accumulated Value					10,000								12,861							13,456			12,749			15,002			17,673	13,596	15,737	16,643	20,691	24,796
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value					10,000								11,777							12,531			12,205			12,001			15,638	13,399	15,650	17,404	19,626	24,401
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value					10,000								11,777							12,531			12,205			12,001			15,638	13,399	15,650	17,404	19,626	24,401
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - USD
Accumulated Value					10,000								11,360							12,944			12,990			13,731			16,906	14,468	16,560	18,767	20,082	30,266
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - USD
Accumulated Value					10,000								11,360							12,944			12,990			13,731			16,906	14,468	16,560	18,767	20,082	30,266
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Latin America 35 ADR Index
Accumulated Value					10,000								12,214							12,312			12,791			8,702			12,343	11,701	15,061	14,106	15,822	23,560
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Latin America 35 ADR Index
Accumulated Value					10,000								12,214							12,312			12,791			8,702			12,343	11,701	15,061	14,106	15,822	23,560
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,469							13,131			13,235			12,767			18,765	17,695	19,549	22,560	23,299	28,174
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,469							13,131			13,235			12,767			18,765	17,695	19,549	22,560	23,299	28,174
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P China Select ADR Index (USD)
Accumulated Value					10,000								13,735							14,924			12,663			16,661			14,673	9,368	10,954	8,897	11,480	10,557
S&P China Select ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P China Select ADR Index (USD)
Accumulated Value					10,000								13,735							14,924			12,663			16,661			14,673	9,368	10,954	8,897	11,480	10,557
DJ Industrial Average - Total Return
Account Value [Line Items]
Accumulated Value					10,000								12,181							14,465			15,654			15,783			21,275	20,395	22,561	26,446	29,076	35,156
DJ Industrial Average - Total Return
Account Value [Line Items]
Accumulated Value					10,000								12,181							14,465			15,654			15,783			21,275	20,395	22,561	26,446	29,076	35,156
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Emerging 50 ADR Index (USD)
Accumulated Value					10,000								12,861							13,456			12,749			15,002			17,673	13,596	15,737	16,643	20,691	24,796
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Emerging 50 ADR Index (USD)
Accumulated Value					10,000								12,861							13,456			12,749			15,002			17,673	13,596	15,737	16,643	20,691	24,796
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value					10,000								11,777							12,531			12,205			12,001			15,638	13,399	15,650	17,404	19,626	24,401
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index
Accumulated Value					10,000								11,777							12,531			12,205			12,001			15,638	13,399	15,650	17,404	19,626	24,401
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - USD
Accumulated Value					10,000								11,360							12,944			12,990			13,731			16,906	14,468	16,560	18,767	20,082	30,266
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - USD
Accumulated Value					10,000								11,360							12,944			12,990			13,731			16,906	14,468	16,560	18,767	20,082	30,266
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Latin America 35 ADR Index
Accumulated Value					10,000								12,214							12,312			12,791			8,702			12,343	11,701	15,061	14,106	15,822	23,560
S&P Latin America 35 ADR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Latin America 35 ADR Index
Accumulated Value					10,000								12,214							12,312			12,791			8,702			12,343	11,701	15,061	14,106	15,822	23,560
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,469							13,131			13,235			12,767			18,765	17,695	19,549	22,560	23,299	28,174
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,469							13,131			13,235			12,767			18,765	17,695	19,549	22,560	23,299	28,174
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								12,581							15,639			17,161			24,090			33,289	29,027	35,637	44,165	53,363	65,413
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000								11,845							14,064			13,443			12,826			19,491	16,705	18,027	20,596	20,481	27,483
S&P U.S. Treasury Bond Current 30-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Accumulated Value					10,000								8,790							8,705			9,989			13,665			11,634	9,213	7,892	7,743	7,378	7,316
S&P U.S. Treasury Bond Current 30-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Accumulated Value					10,000								8,790							8,705			9,989			13,665			11,634	9,213	7,892	7,743	7,378	7,316
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Utilities Select Sector Index
Accumulated Value					10,000								10,570							10,869			12,666			13,404			15,017	17,356	16,238	18,245	22,125	23,544
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Utilities Select Sector Index
Accumulated Value					$ 10,000								$ 10,570							$ 10,869			$ 12,666			$ 13,404			$ 15,017	$ 17,356	$ 16,238	$ 18,245	$ 22,125	$ 23,544
iBoxx Liquid High Yield Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name											Markit iBoxx $ Liquid High Yield Index
iBoxx Liquid High Yield Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name											Markit iBoxx $ Liquid High Yield Index
iBoxx Liquid High Yield Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name											Markit iBoxx $ Liquid High Yield Index
iBoxx Liquid High Yield Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name											Markit iBoxx $ Liquid High Yield Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
STOXX Europe 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name											STOXX Europe 50<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
STOXX Europe 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name											STOXX Europe 50<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name											Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global 1200 Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name											Nasdaq Composite Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Total Market Index